Other Financial Assets and Liabilities - Summary of Unrealised Gains or Losses Recognised in Other Income/Expenses (Detail) - Embedded Derivatives [Member] - Financial liabilities at fair value through profit or loss, category [member]
$ in Millions
	6 Months Ended
	Jun. 30, 2024 USD ($)	[1]
Urea Sales Price [Member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Change in assumption increase	$ 137
Change in assumption decrease	(137)
Discount rate, measurement input [member]
Disclosure In Tabular Form Of Sensitivity Analysis Used In The Fair Value Measurement Of Embedded Derivative Liabilities [Line Items]
Change in assumption increase	(186)	[2]
Change in assumption decrease	$ 230	[2]

[1]	Amounts shown represent the change of the present value of the contract keeping all other variables constant.
[2]	A change of 1.5% represents 150 basis points.